Schedule of movement of contract assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
As at January 1	$ 3,454,309	$ 6,888,954
Rights of consideration for service rendered but not billed	1,417,255	2,231,155
As at December 31	$ 4,871,564	$ 3,454,309